Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000002883
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class C
Average Annual Return, Percent	(6.55%)		0.08%	2.55%
C000034314
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class I
C000002882
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class A
Average Annual Return, Percent	(10.39%)		(0.36%)	2.71%
Without Sales Load [Member] | C000002883
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.82%)		2.04%	4.14%
Without Sales Load [Member] | C000002885
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.60%)		0.08%	2.55%
Without Sales Load [Member] | C000034314
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.57%)		2.30%	4.71%
Without Sales Load [Member] | C000002882
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.92%)		0.82%	3.32%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		5.24%	5.71%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		5.24%	5.71%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		5.24%	5.71%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		5.24%	5.71%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%		4.34%	6.22%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%		3.14%	4.71%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%		4.34%	6.22%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%		3.14%	4.71%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%		4.34%	6.22%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%		3.14%	4.71%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%		4.34%	6.22%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%		3.14%	4.71%